Cash and cash equivalents	6 Months Ended
Jun. 30, 2019
Cash and cash equivalents [abstract]
Cash and cash equivalents

3.             Cash and cash equivalents

For the purposes of the cash flow statement, cash and cash equivalents comprise the following balances with original term to maturity of 90 days or less:

	June 30, 2019	December 31, 2018
Cash	$2,838,847	$2,443,938
Cash equivalent	18,549,777	16,482,995
	$21,388,624	$18,926,933